Other liabilities - Schedule of other liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous liabilities [abstract]
Deferred income	€ 5,028	€ 513
Other financial liabilities	79	34
Miscellaneous liabilities	91	125
OTHER LIABILITIES	5,198	671
Less non-current portion	(46)	(79)
CURRENT PORTION	€ 5,152	€ 592